Combined Prospectus - Combined Prospectus: 1	Apr. 30, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 5,000,000,000.00
Form Type	N-2
File Number	333-278920
Initial Effective Date	Jun. 04, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to the Registration Statement File No. 333-278920, dated April 24, 2024, as amended, previously filed by First Eagle Private Credit Fund (the "Registrant") on Form N-2 (the "Prior Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. No new interests in the Registrant are being registered by this filing and the registration fee was paid in connection with the Prior Registration Statement. Pursuant to the Prior Registration Statement, a total of $5,000,000,000 of common shares of beneficial interest, par value $0.001 per share, were previously registered.